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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_]; Amendment Number: _______
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Windhaven Investment Management, Inc.
Address:         One International Place
                 33rd Floor
                 Boston, MA 02110

13F File Number: 028-14230

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael Gillespie
Title: Chief Compliance Officer
Phone: 617-960-5300

Signature, Place, and Date of Signing:


Michael Gillespie                    Boston, MA 02110   May 15, 2012
----------------------------------   ----------------   ------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[_]  13F NOTICE.

[_]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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                              FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         38
Form 13F Information Table Value Total:   10413667

List of Other Included Managers:   NONE

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                           Form 13F Information Table

        Column 1                 Column 2           Column 3  Column 4       Column 5       Column 6  Column 7       Column 8
---------------------- ---------------------------- --------- -------- ------------------- ---------- -------- --------------------
                                                                                                                 Voting Authority
                                                                Value   SHRS or SH / PUT / Investment  Other   --------------------
Name of Issuer                Title of Class          CUSIP   (x$1000)  PRN Amt PRN  CALL  Discretion Managers   Sole   Shared None
---------------------- ---------------------------- --------- -------- -------- ---- ----- ---------- -------- -------- ------ ----
CLAYMORE               GUGGENHEIM ENHANCED SHORT    18383M654    87300  1749842 SH            Sole              1749842
                       DURATION FUND
ISHARES                CURRENCY SHARES JAPANESE YEN
                       TR                           23130A102     4467    37615 SH            Sole                37615
ISHARES GOLD TRUST     ISHARES                      464285105   321552 19763486 SH            Sole             19763486
ISHARES TR             BARCLYS 1-3 YR               464287457   171708  2036385 SH            Sole              2036385
ISHARES TR             BARCLYS 7-10 YR              464287440   292020  2827465 SH            Sole              2827465
ISHARES TR INDEX       BARCLYS TIPS BD              464287176  1089262  9258492 SH            Sole              9258492
ISHARES INC            JP MORGAN USD EMERGING       464288281     4819    42760 SH            Sole                42760
ISHARES                MSCI EAFE MIN VOL            46429B689     1707    32539 SH            Sole                32539
ISHARES                RUSSELL 2000                 464287655   322029  3888770 SH            Sole              3888770
ISHARES                S&P 500 INDEX                464287200      202     1435 SH            Sole                 1435
ISHARES                MSCI HONG KONG               464286871     4059   232656 SH            Sole               232656
ISHARES                IBOXX INV CPBD               464287242   242810  2099893 SH            Sole              2099893
PIMCO ETF TR           ENHAN SHRT MAT               72201R833    88309   874091 SH            Sole               874091
PIMCO ETF TR           15+ YR US TIPS               72201R304   195870  3029704 SH            Sole              3029704
POWERSHARES GLOBAL
   ETF TRUST           FDM HG YLD RAFI              73936T557   131912  7084429 SH            Sole              7084429

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
POWERSHARES QQQ TRUST  UNIT SER 1                   73935A104  1035774 15333441 SH            Sole             15333441
POWERSHARES ETF TR     S&P 500 LOW VOLATILITY       73937B779   415047 15486821 SH            Sole             15486821
POWERSHARES DB CMDTY
   IDX TRA             UNIT BEN INT                 73935S105   380240 13202783 SH            Sole             13202783
POWERSHARES ETF TRUST  INTL DIV ACHV                73935X716     1686   109794 SH            Sole               109794
SPDR SERIES TRUST      BARCLAYS CAPITAL HIGH YLD    78464A417   236745  6013329 SH            Sole              6013329
SPDR S&P 500 ETF TRUST TR Unit                      78462F103   323278  2295832 SH            Sole              2295832
SPDR SERIES TRUST      BARC CAPTL ETF               78464A474   332002 10874607 SH            Sole             10874607
SPDR GOLD TRUST        GOLD SHS                     78463V107   651710  4019924 SH            Sole              4019924
SPDR SERIES TRUST      DB INT GVT ETF               78464A490     1999    33065 SH            Sole                33065
SPDR SERIES TRUST      BRCLYS INTL ETF              78464A516     2303    38428 SH            Sole                38428
SPDR INDEX SHS FDS     DJ INTL RL ETF               78463X863     6006   163128 SH            Sole               163128
THE CHARLES SCHWAB
   CORP NEW            COM                          808513105     5752   400276 SH            Sole               400276
VANGUARD BD INDEX FD
   INC                 TOTAL BND MRKT               921937835  1018545 12230373 SH            Sole             12230373
VANGUARD INDEX FDS     REIT ETF                     922908553   702460 11036287 SH            Sole             11036287
VANGUARD INTL EQUITY
   INDEX F             TT WRLD ST ETF               922042742      647    13414 SH            Sole                13414
VANGUARD INDEX FDS     STK MRK ETF                  922908769   387837  5367241 SH            Sole              5367241
VANGUARD TAX-MANAGED
   INTL FD             MSCI EAFE ETF                921943858   287088  8436310 SH            Sole              8436310
VANGUARD TAX-MANAGED
   FD                  EMR MKT ETF                  922042858   323104  7432796 SH            Sole              7432796
VANGUARD SPECIALIZED
   PORTFOL             DIV APP ETF                  921908844   772435 13192746 SH            Sole             13192746

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
WISDOMTREE TRUST       ASIA LC DBT FD               97717X842   241841  4705072 SH            Sole              4705072
WISDOMTREE TRUST       BRAZILN RL ETF               97717W240     3560   175472 SH            Sole               175472
WISDOMTREE TR          EM LCL DEBT FD               97717X867     3043    58643 SH            Sole                58643
WISDOMTREE TR          INDIAN RUPEE FD              97717W166      987    46038 SH            Sole                46038